UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22466

Agility Multi-Asset Income Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2217

Date of fiscal year end: September 30

Date of reporting period: March 31, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.(a) REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

Agility Multi-Asset Income Fund

Financial Statements

For the Period Ended March 31, 2026

(Unaudited)

Agility Multi-Asset Income Fund

Table of Contents
For the Period Ended March 31, 2026 (Unaudited)

Schedule of Investments	2-3
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Statement of Cash Flows	7
Financial Highlights	8-9
Notes to Financial Statements	10-18
Supplemental Information	19
Privacy Policy	20

Agility Multi-Asset Income Fund

Schedule of Investments

As of March 31, 2026 (Unaudited)

Strategy	Investments	Original Acquisition Date	Shares	Cost	Fair Value
Private Investment Funds¹ - 12.04%
Fixed Income — 10.99%
	Melody Special Situations Offshore Credit Fund L.P.*	11/1/2017	N/A	$3,216,237	$1,074,514

Reinsurance — 1.05%
	Aeolus Property Catastrophe Keystone PF Fund L.P.*	1/3/2017	63	62,927	101,852
Total Investments in Investment Funds				3,279,164	1,176,366

Short-Term Investments — 88.21%
Money Market Funds — 88.21%
	Fidelity Investments Money Market Funds Government Portfolio - Class III, 3.28%[2]		8,624,419	8,624,419	8,624,419
Total Short-Term Investments				8,624,419	8,624,419
Total Investments (Cost $11,903,583) — 100.25%					9,800,785
Liabilities in excess of other assets — (0.25%)					(24,152)
Net Assets — 100%					$9,776,633

*	Non-income producing security

[1]

Limited Partnerships and Private Investment Funds are restricted securities and deemed to be illiquid in nature as defined by the Securities and Exchange Commission. See Note 6 for further liquidity provisions

[2]	The rate is the annualized seven-day effective yield at year end.

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Summary of Investments
As of March 31, 2026 (Unaudited)

Investment Funds by Strategy (as a percentage of net assets)(Unaudited)
Investment Funds
Private Investment Funds
Fixed Income	10.99%
Reinsurance	1.05%
Total Private Investment Funds	12.04%
Short-Term Investments
Money Market Funds	88.21%
Total Investments	100.25%
Liabilities in excess of other assets	(0.25)%
Total Net Assets	100.00%

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statement of Assets and Liabilities

As of March 31, 2026 (Unaudited)

Assets
Investments in securities, at fair value (cost $8,624,419)	$8,624,419
Investments in Private Investment Funds, at fair value (cost $3,279,164)	1,176,366
Interest receivable	23,425
Waiver Receivable	47,936
Total Assets	9,872,146

Liabilities
Accounting and administration fees payable	40,926
Professional fees payable	30,997
Transfer agent fees payable	7,369
Management fees payable	6,099
Shareholder Distribution and Servicing Fees payable (Class A)	3,657
CCO fees payable	2,333
Accounts payable and other accrued expenses	4,132
Total Liabilities	95,513
Net Assets	$9,776,633

Composition of Net Assets:
Paid-in capital	$51,981,778
Total distributable earnings (accumulated deficit)	(42,205,145)
Net Assets	$9,776,633

Net Assets Attributable to:
Class A Shares	$1,510,760
Class I Shares	8,265,873
$9,776,633

Shares of Beneficial Interest Outstanding (Unlimited Number of Shares Authorized):
Class A Shares	4,216
Class I Shares	20,098
24,314

Net Asset Value per Share:
Class A Shares	$358.33
Class I Shares	$411.28

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statement of Operations

For the Six Months Ended March 31, 2026 (Unaudited)

Investment Income
Interest income	$148,409
Total Income	148,409

Expenses
Administrative and custodian fees	104,322
Professional fees	38,501
Management fees	36,621
Fund Board fees and expenses	31,500
CCO fees	14,000
Other operating expenses	11,676
Insurance fee expense	1,696
Shareholder Distribution and Servicing fee (Class A)	5,666
Total Expenses	243,982
Expense waiver	(139,652)
Net Expenses	104,330

Net Investment Income	44,079

Net Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments
Net realized loss on:
Private Investment Funds	(578,083)
Net change in unrealized appreciation (depreciation) on investments	26,418
Net Realized Gain/(loss) and Change in Unrealized Appreciation on Investments	(551,665)

Net Decrease in Net Assets Resulting from Operations	$(507,586)

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statements of Changes in Net Assets

	For the Six Months Ended March 31, 2026 (Unaudited)	For the Year Ended September 30, 2025
Changes in Net Assets Resulting from Operations
Net investment income	$44,079	$279,443
Net realized gain (loss) on investments	(578,083)	400,902
Net change in unrealized appreciation (depreciation) on investments	26,418	(272,301)
Net Change in Net Assets Resulting from Operations	(507,586)	408,044

Distributions to Shareholders
Distributions:
Class A	—	(52,848)
Class I	—	(252,906)
From return of capital:
Class A	—	(1,852,776)
Class I	—	(8,866,470)
Change in Net Assets from Distributions to Shareholders	—	(11,025,000)

Total Net Decrease in Net Assets	(507,586)	(10,616,956)

Net Assets
Beginning of period	10,284,219	20,901,175
End of period	$9,776,633	$10,284,219

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Statement of Cash Flows

For the Six Months Ended March 31, 2026 (Unaudited)

Cash Flows From Operating Activities
Net decrease in net assets from operations	$(507,586)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Net realized (gain) loss from Private Investment Funds	578,083
Net change in unrealized (appreciation) depreciation on investments	(26,418)
Purchases of investments in securities	—
Purchases of short-term investments	(28,598,499)
Sales of investments in Private Investments Funds	460,692
Sales of short-term investments	28,103,653
(Increase)/ Decrease in Assets:
Receivable for investments in securities and Private Investment Funds sold	56,626
Increase in waiver receivable	(31,179)
Interest receivable	4,237
Prepaid expenses and other assets	—
Increase/(Decrease) in Liabilities:
Management fees payable	(336)
Shareholder Distribution and Servicing Fees payable	(3,018)
Professional fees payable	(11,921)
CCO fees payable	(2,334)
Accounting and administration fees payable	(9,302)
Transfer agent fees payable	(7,522)
Accounts payable and other accrued expenses	(5,176)
Net Cash Used in Operating Activities	—

Cash Flows Used in Financing Activities
Distributions to shareholders	—
Payments for shares repurchased	—
Net Cash Used in Financing Activities	—

Cash
Net change in Cash	—
Cash at beginning of period	—
Cash at end of period	$—

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Financial Highlights

Class A Shares

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class A Shares
	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022		For the Year Ended September 30, 2021
Per Share Operating Performance:
Net Asset Value, beginning of year	$378.13		$815.80		$833.46	$830.48	$922.56		$897.45
Activity from investment operations:(1)
Net investment income (loss)	0.48		9.43		8.21	2.21	(0.71	)(2)	(1.19	)(2)
Net realized and unrealized gain (loss) on investments	(20.28)		4.90		11.60	37.69	(76.26)		79.15
Total from investment operations	(19.80)		14.33		19.81	39.90	(76.97)		77.96

Distributions to shareholders
From net investment income	—		(12.54)		(36.42)	(8.63)	(11.49)		(52.85)
From return of capital	—		(439.45)		(1.05)	(28.29)	(3.62)		—
Total distributions to shareholders	—		(451.99)		(37.47)	(36.92)	(15.11)		(52.85)

Early Withdrawal Fee Proceeds (1)	—		—		—	—	—		—

Net Asset Value, end of year	$358.33		$378.13		$815.80	$833.46	$830.48		$922.56

Net Assets, end of year (in thousands)	$1,511		$1,594		$3,439	$7,984	$12,122		$14,691

Ratios/Supplemental Data:
Net investment income/(loss)	0.26	%(7)	1.67%		0.95%	0.26%	(0.08)%		(0.13)%

Gross Expenses (3)	5.57%		4.32%		2.90%	2.36%	2.07%		1.86%

Expense Recoupment/(Reimbursement)	(2.82)%		(2.06)%		(0.16)%	0.00%	0.00%		0.00%

Net Expenses (3),(4)	2.75	%(7)	2.26%		2.74%	2.36%	2.07%		1.86%

Portfolio Turnover Rate	0.00	%(5),(8)	0.00	%(5)	21.90%	1.36%	1.20%		7.37%
Total Return (6)	(5.23	)%(8)	2.96%		2.40%	4.91%	(8.48)%		8.82%

(1)	Based on average Shares outstanding throughout the year.
(2)

Per share net investment income may not correspond with the net investment income of the Fund because Class A shares bear all shareholder distribution and servicing fees and Class A shares receive a relatively small portion of the Fund’s gross income.

(3)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(4)	The expense and net investment income (loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(5)	The fund had no long term purchases. Portfolio turnover is zero
(6)

Total return based on per share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the year and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(7)	Annualized for periods less than one full year.
(8)	Not annualized.
*

Effective June 1, 2024, Cerity Partners OCIO LLC, serves as the Fund’s investment adviser. Prior to June 1, 2024, Perella Weinberg Partners Capital Management LP served as the Fund’s investment adviser.

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Financial Highlights
Class I Shares

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class I Shares
	For the Six Months Ended March 31, 2026 (Unaudited)		For the Year Ended September 30, 2025		For the Year Ended September 30, 2024*	For the Year Ended September 30, 2023	For the Year Ended September 30, 2022	For the Year Ended September 30, 2021
Per Share Operating Performance:
Net Asset Value, beginning of year	$432.39		$868.84		$884.78	$879.03	$970.34	$940.99
Activity from investment operations:(1)
Net investment income	2.09		11.93		15.54	8.95	5.95	5.67
Net realized and unrealized gain (loss) on investments	(23.20)		5.37		12.17	39.81	(80.53)	82.99
Total from investment operations	(21.11)		17.30		27.71	48.76	(74.58)	88.66

Distributions to shareholders
From net investment income	—		(12.58)		(42.43)	(10.06)	(12.72)	(59.35)
From return of capital	—		(441.17)		(1.22)	(32.95)	(4.01)	—
Total distributions to shareholders	—		(453.75)		(43.65)	(43.01)	(16.73)	(59.35)

Early Withdrawal Fee Proceeds (1)	—		—		—	—	—	0.04

Net Asset Value, end of year	$411.28		$432.39		$868.84	$884.78	$879.03	$970.34

Net Assets, end of year (in thousands)	$8,266		$8,690		$17,462	$39,995	$78,858	$110,100

Ratios/Supplemental Data:
Net investment income/(loss)	1.01	%(5)	1.93%		1.69%	1.01%	0.64%	0.59%

Gross Expenses (3)	4.82%		4.01%		2.15%	1.61%	1.35%	1.14%

Expense Recoupment/(Reimbursement)	(2.82)%		(2.02)%		(0.16)%	0.00%	0.00%	0.00%

Net Expenses (2),(3)	2.00	%(5)	1.99%		1.99%	1.61%	1.35%	1.14%

Portfolio Turnover Rate	0.00	%(6),(7)	0.00	%(7)	21.90%	1.36%	1.20%	7.37%
Total Return (4)	(4.88	)%(6)	2.97%		3.17%	5.67%	(7.82)%	9.58%

(1)	Based on average Shares outstanding throughout the year.
(2)	Represents the ratio of expenses to average net assets absent fee waivers, expense reimbursements and/or expense recoupment by the Adviser.
(3)	The expense and net investment income (loss) ratios do not include income or expenses of the Investment Funds in which the Fund invests.
(4)

Total return based on per share net asset value reflects the change in net asset value based on the effects of the performance of the Fund during the year and assumes distributions, if any, were reinvested. Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)	Annualized for periods less than one full year.
(6)	Not annualized.
(7)	The fund had no long term purchases. Portfolio turnover is zero
*

Effective June 1, 2024, Cerity Partners OCIO LLC, serves as the Fund’s investment adviser. Prior to June 1, 2024, Perella Weinberg Partners Capital Management LP served as the Fund’s investment adviser.

See accompanying Notes to Financial Statements.

Agility Multi-Asset Income Fund

Notes to Financial Statements

March 31, 2026 (Unaudited)

Note 1 – Organization

Agility Multi-Asset Income Fund (the “Fund”), is a Delaware statutory trust, registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end management investment company. Cerity Partners OCIO LLC, a Kentucky limited liability company, (“Cerity Partners OCIO” or the “Adviser”) serves as the Fund’s investment adviser.

The principal investment objective of the Fund had been to seek positive investment returns over various market cycles, with a majority of such returns derived from income.

Effective October 1, 2024, as further described below, the Fund is closed to new investment and is in process of liquidation. The Fund anticipates holding more of its assets in cash or cash equivalents than normal, and will depart from its stated investment objectives and policies as the Fund liquidates its holdings.

The Fund’s Board of Trustees (the “Board”) provides broad oversight over the operations and affairs of the Fund, and has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to establish policies regarding the management, conduct, and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by the board of directors of a registered investment company organized as a corporation.

Plan of Liquidation

The Board of Trustees of the Fund has approved the orderly closure and liquidation of the Fund, as soon as practicable pursuant to a Plan of Liquidation (the “Plan”). This decision was made after careful consideration of the Fund’s current and future prospects and the recommendation of the Adviser that the Fund be closed and liquidated. The Plan provides for the liquidation of the Fund and the pro rata distribution of available cash and cash equivalents of the Fund to its investors (“Shareholders”). In connection with the liquidation, the Fund discontinued accepting orders for the purchase of Class A Shares and Class I Shares of the Fund (“Shares”) and ceased making tender offers for the repurchase of Shares as of September 18, 2024. The Plan also provides that, subject to continued compliance with applicable rules and regulations, including Subchapter M of the Internal Revenue Code, the Fund shall from time to time make distributions to Shareholders of its available cash resulting from the liquidation of the Fund’s portfolio securities.

As soon as possible after all of the Fund’s investments in portfolio securities are converted to cash, the Fund shall make to each Shareholder who is a shareholder of record on October 1, 2024 a final liquidating distribution equal to the Shareholder’s proportionate net assets of the Fund and shall make available to each such Shareholder information concerning the sources of the liquidating distribution. All outstanding Shares will be cancelled following the final liquidating distribution. Prior to that time, the net proceeds from the liquidation of portfolio securities will be invested in cash equivalent securities or held in cash and shall be distributed to Shareholders, as described above. During this time, the Fund may hold more cash or cash equivalents than normal, which may prevent the Fund from meeting its stated investment objective. The Fund’s ability to convert its portfolio securities to cash is subject to the redemption restrictions of the underlying investment funds in which the Fund invests and the Fund’s ability to sell or receive distributions from underlying investment funds that are not redeemable. As a result, the date of the Fund’s final liquidating distribution to Shareholders may not occur for a year or more.

Note 2 – Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The accompanying financial statements of the Fund are stated in U.S. dollars. The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

(a) Valuation of Investments

The Adviser, as the Fund’s valuation designee (the “Valuation Designee”) and subject to Board oversight, values the Fund’s investments in Investment Funds that prepare and publish a daily net asset value (“NAV”) per share (”Mutual Funds”) or that are publicly traded on an active exchange (together with Mutual Funds, “Mutual Funds and ETFs”) and its investments in securities that trade on active exchanges at fair value and its investments in private Investment Funds (“Private Investment Funds”) in accordance with procedures established in good faith by the Board using NAV per share. The fair value of Mutual Funds is based on reported NAV per share, and the fair value of ETFs and investments in securities that trade on active exchanges is based on quoted market prices at the close of trading on the active exchanges on which the securities are traded

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2026 (Unaudited) (continued)

Note 2 – Significant Accounting Policies (continued)

on the reporting date. The fair value of a Private Investment Funds ordinarily will be the NAV of that Private Investment Fund determined and reported by the Private Investment Fund in accordance with the valuation policies established by the Private Investment Fund and/or its investment manager, absent information indicating that such NAV does not represent the fair value of the Private Investment Fund. The Valuation Designee could reasonably expect to receive the NAV of the Fund’s interests from the Private Investment Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Valuation Designee believes to be reliable. In particular, ASC Topic 820, Fair Value Measurements, permits a reporting entity to measure the fair value of an investment that does not have a readily determinable fair value based on the NAV per share, or its equivalent, of the investment as a practical expedient, without further adjustment, unless it is probable that the investment would be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment that may impact its fair value are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investment and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value, and as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment. A listing of each investment made by the Fund by strategy can be found in the tables within the Schedule of Investments.

Due to the nature of the investments held by the Private Investment Funds, changes in market conditions and the economic environment may significantly impact the value of the Private Investment Funds and the fair value of the Fund’s interests in the Private Investment Funds. Furthermore, changes to the liquidity provisions of the Private Investment Funds may significantly impact the fair value of the Fund’s interests in the Private Investment Funds. Under some circumstances, the Valuation Designee may determine, based on other information available to the Fund or the Valuation Designee, that a Private Investment Fund’s reported valuation does not represent fair value. If it is determined that the Private Investment Fund’s reported valuation does not represent fair value, the Valuation Designee may choose to make adjustments to reflect the fair value. During the six months ended March 31, 2026, no such adjustments were deemed necessary by the Valuation Designee. In addition, the Valuation Designee may not have a Private Investment Fund’s reported valuation as of a particular fiscal period end. In such cases, the Valuation Designee would determine the fair value of such a Private Investment Fund based on any relevant information available at the time. The Board has also established procedures for the valuation of investment securities other than securities of Investment Funds, if any, held directly by the Fund.

(b) Federal Income Taxes

The Fund elects to be treated as, and qualifies as, a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required. In accounting for income taxes, the Fund follows the guidance in FASB ASC 740, Accounting for Uncertainty in Income Taxes. FASB ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. There were no material uncertain tax positions requiring recognition in the Fund’s financial statements as of March 31, 2026.

The Fund’s income and federal excise tax returns and all financial records supporting the 2023, 2024, and 2025 returns are subject to examination by the federal and Delaware revenue authorities.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of March 31, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(c) Investment Transactions and Related Income

The Fund’s investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are determined using the first-in first-out cost basis method for financial reporting. Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Fund will indirectly bear a portion of the Investment Funds’ income and expenses, including

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2026 (Unaudited) (continued)

Note 2 – Significant Accounting Policies (continued)

management fees and incentive fees charged by the Investment Funds. That income and those expenses are recorded in the Fund’s financial statements as unrealized appreciation/(depreciation) and not as income or expense on the Statement of Operations.

(d) Cash

Cash and cash equivalents may include demand deposits and highly liquid investments with original maturities of three months or less. Cash and cash equivalents are carried at cost, which approximates fair value. The Fund deposits its cash and cash equivalents with highly-rated banking corporations and, at times, may exceed the insured limits under applicable law. The Fund has not experienced any losses in such account and does not believe it is exposed to any significant credit risk on such bank deposits.

(e) Distributions to Shareholders

Beginning October 1, 2024, the Fund’s Plan of Liquidation provides that, subject to continued compliance with applicable rules and regulations, including Subchapter M of the Internal Revenue Code, the Fund shall from time to time make distributions to Shareholders of its available cash resulting from the liquidation of the Fund’s portfolio securities. See Note 1 above regarding the Fund’s Plan of Liquidation. Effective October 1, 2024, the Fund’s Dividend Reinvestment Plan has been terminated and such distributions will be paid in cash.

Distributions to Shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Distributions may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. Such distributions are determined in conformity with income tax regulations, which may differ from GAAP. The timing and character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. For the six months ended March 31, no reclassifications have been made.

(f) Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and the differences could be material.

(g) Fund Expenses

The Fund bears all expenses incurred in its business and operations, and records them on an accrual basis. Expenses include, but are not limited to, administrative and extraordinary expenses and legal, tax, audit, escrow, fund accounting and printing expenses. Operating expenses also include: (1) certain investment related expenses, (2) interest and commitment expense on any borrowings, if any; and (3) all costs and expenses associated with the registration of the Fund and/or its securities under, and in compliance with, any applicable federal and state laws.

(h) Segments

In this reporting period, the Fund adopted Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance and has discrete financial information available. The Fund’s President acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets, which are used by the CODM to assess the segment’s performance versus the

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2026 (Unaudited) (continued)

Note 2 – Significant Accounting Policies (continued)

Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. The total return and performance of each Fund is reflected within the accompanying Financial Highlights. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.

Note 3 – Investment Advisory and Other Agreements

At a special meeting of shareholders held on July 18, 2024, shareholders approved the Investment Advisory Agreement between the Fund and Cerity Partners OCIO (the “Investment Advisory Agreement”. Pursuant to the New Advisory Agreement, between the Fund and the Adviser, the Fund pays the Adviser each month a Management Fee equal to one-twelfth of 0.75% of the aggregate NAV of outstanding Shares (borne by Class A and Class I Shares on a pro rata basis) determined as of the last business day of that month (before any repurchases of Shares).

The Fund has entered into an expense limitation agreement that limits the Fund’s annualized ordinary fund-wide operating expenses to 2.00% through July 17, 2026 (the “Expense Limitation Agreement”) and which may or may not be renewed annually thereafter. Class I Shares have no class-specific expenses. Shareholders holding Class A Shares will pay (in addition to up to 2.00% annually of the Fund’s average net assets attributable to each share class in ordinary fund-wide operating expenses) an additional annualized amount of up to 0.75% (the “Shareholder Distribution and Servicing Fee”), for a total of up to 2.75%. Ordinary fund-wide operating expenses exclude the Fund’s borrowing and other investment-related costs, Investment Fund and Investment Manager fees and expenses, taxes, litigation and indemnification expenses, judgments, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and the Shareholder Distribution and Servicing Fee charged to Class A Shareholders. Ordinary fund-wide operating expenses include, for the avoidance of doubt, the Management Fee and the Fund’s start-up, offering and organizational expenses. In addition, the Adviser is permitted to recover from the Fund expenses it has borne (whether through reduction of its management fee or otherwise) in later periods to the extent that the Fund’s ordinary fund-wide operating expenses (exclusive of the Shareholder Distribution and Servicing Fee charged to Class A Shareholders) fall below the annualized rate of 2.00% per year. The Fund, however, is not obligated to pay any such amount more than three years after the Adviser deferred a fee or reimbursed an expense. Any such recovery by the Adviser will not cause the Fund to exceed the annual limitation rate set forth above. As of March 31, 2026, the Adviser waived fees and reimbursed expenses totaling $139,652.

As of March 31, 2026, the Adviser may seek recoupment for previously waived fees or reimbursed expenses, subject to the limitations noted above, no later than the dates and amounts outlined below.

September 30, 2027	September 30, 2028	September 30, 2029
$63,255	$299,635	$139,652

Under the terms of the wholesaling and placement agent agreement between the Fund and Distribution Services, LLC (the “Placement Agent”) (the “Wholesaling and Placement Agent Agreement”), the Placement Agent is authorized to retain brokers, dealers and certain financial advisors for distribution services and to provide ongoing investor services and account maintenance services to Shareholders purchasing Shares that are their customers (“Investor Service Providers”). Prior to December 6, 2024, the Fund’s distributor was UMB Distribution Services, LLC. Financial Group, LLC (d/b/a ACA Group) acquired UMB Distribution Services, LLC pursuant to a transaction in which UMB Distribution Services, LLC became part of ACA Group’s distribution services arm. These services include, but are not limited to, handling Shareholder inquiries regarding the Fund (e.g. responding to questions concerning investments in the Fund, capital account balances, and reports and tax information provided by the Fund); assisting in the enhancement of relations and communications between Shareholders and the Fund; assisting in the establishment and maintenance of Shareholder accounts with the Fund; assisting in the maintenance of Fund records containing Shareholder information; and providing such other information and Shareholder liaison services as the Fund or the Placement Agent may reasonably request. Under the Wholesaling and Placement Agent Agreement, the Fund will pay a quarterly fee out of Class A Share net assets at the annual rate of 0.75% of the aggregate NAV of Class A Shares that have been outstanding for more than twelve (12) months, determined and accrued as of the last day of each calendar month (before any repurchases of Class A Shares) and paid quarterly ( the “Investor Distribution and Servicing Fee”). The Investor Distribution and Servicing Fee is charged on an aggregate class-wide basis, and investors in Class A Shares will be subject to the Investor Distribution and Servicing Fee regardless of how long they have held their Class A Shares. The Investor Distribution and Servicing Fee is paid to the Placement Agent to reimburse it for payments made to Investor Service Providers and for the Placement Agent’s ongoing investor servicing. The Placement Agent may pay all or a

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2026 (Unaudited) (continued)

Note 3 – Investment Advisory and Other Agreements (continued)

portion of the Investor Distribution and Servicing Fee it receives to other Investor Service Providers, acting as sub-placement agents, which may include affiliates of the Adviser. Each Investor Service Provider is paid based on the aggregate NAV of outstanding Class A Shares held by Shareholders that receive services from such Investor Service Provider that have been outstanding for more than twelve (12) months. Pursuant to the conditions of an exemptive order issued by the SEC, the Investor Distribution and Servicing Fee is paid pursuant to a plan adopted by the Fund in compliance with Rule 12b-1 under the 1940 Act with respect to Class A Shares.

Class I Shares are not subject to the Investor Distribution and Servicing Fee.

Under the terms of the Wholesaling and Placement Agent Agreement, the Placement Agent’s sub-agents are entitled to receive a placement fee based on the net amount of Class A Shares purchased by a Shareholder (the “Class A Share Placement Fee”). In determining the applicable Class A Share Placement Fee at the time of investment in Class A Shares, the amount of a Shareholder’s investment in Class A Shares (whether initial or additional) will be aggregated with the value of Class A Shares held by the Shareholder’s “Immediate Family Members” (as defined in the Fund’s subscription agreement). The Shareholder must indicate in the subscription agreement who such “Immediate Family Members” are and the amounts of their investments.

The Class A Share Placement Fee shall be deducted from the initial or additional subscriptions provided by the Shareholder and, subject to certain exceptions and waivers listed in the Fund’s Private Placement Memorandum, is as follows:

Current Value of Class A Shares	Placement Fee
Less than $500,000	2.00%
$500,000 to less than $1,000,000	1.00%
$1,000,000 or more	0.50%

For the six months ended March 31, 2026, Class A Share Placement Fees paid to sub-agents of the Placement Agent by Shareholders upon subscription into the Fund were $0.

In addition, the Placement Agent (or one of its affiliates) may, from its own resources, make payments to brokers, dealers and Investor Service Providers for the provision of sales training, product education and access to sales staff, the support and conduct of due diligence, balance maintenance, the provision of information and support services to clients, inclusion on preferred provider lists and the provision of other services with respect to Shares.

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator; UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Fund are employees of UMBFS. The Fund does not compensate trustees and officers affiliated with the Fund’s administrator. For the six months ended March 31, 2026, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended March 31, 2026, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes

At March 31, 2026, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of investments	$11,942,508
Gross unrealized appreciation	$—
Gross unrealized depreciation	(2,141,723)
Net unrealized depreciation on investments	$(2,141,723)

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2026 (Unaudited) (continued)

Note 4 – Federal Income Taxes (continued)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of September 30, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term gains	—
Accumulated capital and other losses	(39,513,925)
Unrealized depreciation on investments	(2,183,634)
Total distributable earnings (accumulated deficit)	$(41,697,559)

As of September 30, 2025, the Fund has short-term and long-term non-expiring capital loss carryovers of $1,856,065 and $37,637,640 respectively. Capital loss carryovers are available to offset future realized capital gains and thereby reduce further taxable gain distributions.

The tax character of distributions paid during the fiscal years ended September 30, 2025 and September 30, 2024 were as follows:

Distribution paid from:	2025	2024
Ordinary income	$316,154	$1,875,092
Net long-term capital gains	—	—
Return of Capital	11,083,846	53,729
Total taxable distributions	$11,400,000	$1,928,821

The difference in the amount of distributions against the Statement of Changes relates to the timing of certain distributions being reported on a cash basis for tax purposes.

Note 5 – Investment Transactions

For the six months ended March 31, 2026, purchases and sales of investments, excluding short-term investments, were $0 and $460,692, respectively.

Note 6 – Investments in Private Investment Funds

The Adviser monitors the performance of Private Investment Funds. Such monitoring procedures include, but are not limited to, monitoring market movements and the Private Investment Funds’ portfolio investments, comparing performance to industry benchmarks, in depth conference calls and site visits and/or virtual meetings with Investment Managers.

Complete information about the underlying investments held by certain Private Investment Funds is not readily available, so it is unknown whether the Fund, through its aggregate investment in Investment Funds, holds any single investment whereby the Fund’s proportionate share exceeds 5% of the Fund’s net assets as of March 31, 2026.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2026 (Unaudited) (continued)

Note 6 – Investments in Private Investment Funds (continued)

The following table summarizes the Fund’s investments in the Private Investment Funds during the six months ended March 31, 2026, none of which were related parties. The Fund indirectly bears fees and expenses as an investor in the Private Investment Funds. The Investment Manager of each Private Investment Fund are not charging a management fee or performance fee.

Investments in Private Investment Funds	% of Investments in Private Investment Funds	Fair Value	Net Change in Unrealized Appreciation/ (Depreciation)	Realized Gain/ (Loss)	Redemptions Permitted*	Primary Geographic Location
Aeolus Property Catastrophe Keystone PF Fund L.P.	8.7	$101,852	$(15,493)	$47,552	Semi-Annually	Bermuda
Melody Special Situations Offshore Credit Fund L.P.	91.3	1,074,514	41,911	(620,752)	In Liquidation[1]	Cayman Islands
Napier Park ABS Income Fund (Cayman) LP	—	—	—	(4,883)	N/A	Cayman Islands
Total Investments in Private Investment Funds	100.0%	$1,176,366	$26,418	$(578,083)[2]

*

Subject to the terms of the offering memorandums of the Private Investment Funds. Different tranches may have different liquidity terms and may be subject to investor level gates. Redemption notice periods for the Private Investment Funds range from 14 to 90 days.

[1]

The fund is in the harvest period and proceeds will be distributed as the remaining investments are monetized. The amount and timing of distributions are subject to the manager’s discretion with consultation from the fund’s advisory board.

[2]	Realized Gain/(Loss) does not include other immaterial items included in the Statement of Operations

While redemptions are permitted per the terms of the offering memorandums of the Private Investment Funds, such redemptions may be deferred or suspended at any time upon the election of the Investment Manager of such Private Investment Fund. Moreover, certain Private Investment Funds may amend their liquidity provisions or otherwise further restrict the Fund’s ability to make withdrawals from those Private Investment Funds. The Fund had no unfunded capital commitments as of March 31, 2026.

The following is a summary of the investment strategies of the Private Investment Funds held in the Fund as of March 31, 2026:

Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.

Note 7 – Fair Value Measurements and Disclosure

The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy are:

●

Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●

Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2026 (Unaudited) (continued)

Note 7 – Fair Value Measurements and Disclosure (continued)

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.

Investments in Mutual Funds and ETFs, and investments in equity securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.

Investments in Private Investment Funds are measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund’s investments and other financial instruments as of March 31, 2026 is as follows:

Description	Total Fair Value at 3/31/2026	Level 1	Level 2	Level 3	Investments Valued at Net Asset Value
Assets
Private Investment Funds (1)	$1,176,366	$—	$—	$—	$1,176,366
Money Market Funds	8,624,419	8,624,419	—	—	—
Total Assets	$9,800,785	$8,624,419	$—	$—	$1,176,366

(1)	Assets valued using NAV as a practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals in the Statement of Assets and Liabilities.

There were no Level 3 securities held during the year nor any transfers into or out of Level 3 of the fair value hierarchy.

Note 8 – Capital Share Transactions

The Fund has two separate classes of Shares, Class I Shares and Class A Shares.

Effective September 18, 2024, the Fund discontinued accepting initial and additional subscriptions of Shares.

Effective September 18, 2024, the Fund also discontinued making tender offers for the repurchase of Shares going forward.

Note 9 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Note 10 – Risk Factors

An investment in the Fund involves various risks. The Fund allocates assets to Investment Funds that invest in and actively trade securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity, fixed income, commodity and currency markets, the risks of borrowings and short sales, the risks arising from leverage associated with trading in the equities, currencies and over-the-counter derivatives markets, the illiquidity of derivative instruments and the risk of loss from counterparty defaults.

No guarantee or representation is made that the investment program will be successful. The Fund is currently operating pursuant to the Plan, as described in Note 1 above. During the period from the Effective Date until the date on which the Fund makes its final liquidating distribution, the Fund may hold more cash or cash equivalents than normal, which may prevent the Fund from meeting its stated investment objective.

Agility Multi-Asset Income Fund

Notes to Financial Statements
March 31, 2026 (Unaudited) (continued)

Note 10 – Risk Factors (continued)

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/or other public health issues, financial institution instability, threatened or actual imposition of tariffs, recessions or other events may have a significant impact on a security or instrument. Tensions, war or open conflict between nations, such as recently between Russia and Ukraine, in the Middle East or in eastern Asia, could affect the economies of many nations, including the United States. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the markets in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions on investment and/or monetary movement including the forced selling of securities or the inability to participate in impacted markets. The United States has enacted or proposed to enact significant tariffs, (which the U.S. Supreme Court recently ruled were unconstitutional) and various federal agencies have been directed to further evaluate key aspects of U.S. trade policy, which could potentially lead to significant changes to current policies, treaties, and tariffs. Significant uncertainty remains about the United States’s future relationships with other countries with respect to such trade policies, treaties, military conflicts, sanctions and potential tariffs. These developments, or the perception thereof, may have a material adverse effect on global trade, trade between the impacted nations and the United States, the stability of global financial markets and overall global economic conditions. These events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time.

The impairment or failure of one or more banks with whom the Fund transacts may inhibit the Fund’s ability to access depository accounts. In such cases, the Fund may be forced to delay or forgo investments, resulting in lower Fund performance. In the event of such a failure of a banking institution where the Fund holds depository accounts, access to such accounts could be restricted and U.S. Federal Deposit Insurance Corporation (“FDIC”) protection may not be available for balances in excess of amounts insured by the FDIC. In such instances, the Fund may not recover such excess, uninsured amounts.

Note 11 – New Accounting Pronouncement

In December 2023, the FASB issued Accounting Standards Updated 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Funds financial statements.

Note 12 – Subsequent Events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein. There have been no subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the financial statements.

Agility Multi-Asset Income Fund

Supplemental Information
March 31, 2026 (Unaudited)

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 1 (888) 449-4909 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund 1 (888) 449-4909 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov, or the Fund’s regulatory document site at https://funddocs.filepoint.com/agility/ or by calling the Fund at 1 (888) 449-4909.

Tax Information

For the year ended September 30, 2025, 22.88% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2025, 22.88% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Agility Multi-Asset Income Fund

Privacy Policy

(Unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

Even when you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

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ITEM 1.(b) Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENTCOMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENTCOMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)         The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a) Not applicable.

(b) Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Agility Multi-Asset Income Fund

By (Signature and Title)	/s/ Kent Muckel
Kent Muckel, President
(Principal Executive Officer)

Date	June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Kent Muckel
Kent Muckel, President
(Principal Executive Officer)

Date	June 5, 2026

By (Signature and Title)	/s/ Philip Alfonsin
Philip Alfonsin, Treasurer
(Principal Financial Officer)

Date	June 5, 2026

Print the name and title of each signing officer under his or her signature.